Prepaid Expenses and Other Prepaid for Events (Tables)	6 Months Ended
Mar. 31, 2026
Prepaid Expenses and Other Prepaid for Events [Abstract]
Schedule of Prepaid Expenses

Prepaid expenses consist of the following:

	March 31, 2026	September 30, 2025
	US$	US$
Prepaid fees to Renda	1,087,760	81,359
Prepaid insurance	4,166	13,437
Other prepaid expenses	82,087	38,358
Prepaid tuition fees to Shanghai Jiao Tong University	115,350	-
Prepaid fees to Guangzhou Zhonghong Hean	50,411	67,215
Prepaid Jishi Holdings	111,049	386,341
Prepaid ESHY Edu	36,146	3,733
Prepaid IvyPlan Education Consulting	30,101	-
Total	1,517,070	590,443

Schedule of Other Prepaid for Event	Other prepaid for event consist of the following:
	March 31, 2026	September 30, 2025
	US$	US$
Prepaid for soccer games	7,200,023	7,500,023